Other financial income / expenses	12 Months Ended
Dec. 31, 2019
Other financial income / expenses
Other financial income / expenses

10. Other financial income / expenses

The following table summarizes other financial income and expense for the years ended December 31, 2019, 2018 and 2017.

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Other financial income:
Interest on bank deposit	€14,306	€5,219	€3,045
Effect of discounting long term R&D incentives receivables	93	199	—
Currency exchange gain	850	11,027	1,797
Fair value gain on financial assets held at fair value through profit or loss	5,355	1,203	—
Fair value gain on current financial investments	611	—	—
Gain upon sale of financial assets held at fair value through profit or loss	2	668	—
Other finance income	264	19	34
Total other financial income	21,482	18,335	4,877

Other financial expenses:
Interest expenses	(1,302)	(780)	(936)
Effect of discounting long term deferred income	(6,900)	—	—
Currency exchange loss	(47,769)	(1,174)	(29,176)
Fair value loss on current financial investments	(3,700)	—	—
Other finance charges	(400)	(782)	(469)
Total other financial expense	(60,071)	(2,737)	(30,582)

Total net other financial expense (-)/ income	€(38,589)	€15,598	€(25,705)